Concentrations of Risk - Schedule of Vendor Concentration (Details) - MYR (RM)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Vendor A [Member]
Schedule of Vendor Concentration [Line Items]
Cost of sale	RM 14,114,441	RM 10,554,444
Percentage of cost of sales	37.62%	34.39%
Accounts payable, trade
Vendor B [Member]
Schedule of Vendor Concentration [Line Items]
Cost of sale	RM 22,530,248	RM 13,699,556
Percentage of cost of sales	23.57%	26.49%
Accounts payable, trade
Vendor Concentration [Member]
Schedule of Vendor Concentration [Line Items]
Cost of sale	RM 36,644,689	RM 24,254,000
Percentage of cost of sales	61.19%	60.88%
Accounts payable, trade